Inventory	12 Months Ended
May 31, 2019
Inventory
Inventory

6.      Inventory

Inventory is comprised of:

	Capitalized	Fair value	May 31,	May 31,
	cost	adjustment	2019	2018
Harvested cannabis	$10,039	$13,214	$23,253	$12,331
Harvested cannabis trim	2,830	2,959	5,789	2,277
Cannabis oil	11,300	8,301	19,601	6,578
Softgel capsules	422	342	764	—
Distribution inventory	32,944	—	32,944	—
Other inventory items	9,178	—	9,178	964
	$66,713	$24,816	$91,529	$22,150

During the year ended May 31, 2019, the Company recorded $35,548 (2018 - $8,692) of production costs. Included in production costs for the year ended May 31, 2019 is $1,682 of cannabis oil conversion costs (2018 - $241),  $142 related to the cost of accessories (2018 - $236), and amortization of $4,133 (2018 - $1,715). The Company also included $4,723 of amortization which remains in inventory for the year ended May 31, 2019 (2018 - $978) related to capital assets utilized in production. During the year ended May 31, 2019, the Company expensed $27,724 (2018 –$10,327) of fair value adjustments on the growth its biological assets included in inventory sold.

The Company holds 6,309.9 kilograms of harvested cannabis (May 31, 2018 – 3,221.3 kgs), 1,908.0 kilograms of harvested cannabis trim (May 31, 2018 – 702.0 kgs) and 28,458.1 litres of cannabis oils or 4,949.2 kilograms equivalent in various stages of production (May 31, 2018 – 7,724.7 litres or 1,716.6 kilograms equivalent), 982.0 litres of cannabis oils used in softgel capsules or 218.2 kilograms equivalent at May 31, 2019 (May 31, 2018 – nil).